Noncontrolling Interests - Schedule of Noncontrolling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Balance, Beginning	$ (8,335,071)
Dividends paid to noncontrolling shareholders			$ (10,117,946)
Deconsolidation	1,216,007	$ 809,692	2,510,775
Share-based compensation (Note 16)	2,240,512	3,068,213	5,575,877
Net income (loss)	(2,520,375)	(5,651,884)	(9,287,365)
Balance, Ending	(9,109,839)	(8,335,071)
Commodities Brokerage Services
Noncontrolling Interest [Line Items]
Balance, Beginning	(9,226,990)	(4,524,931)	11,418,320
Dividends paid to noncontrolling shareholders			(10,117,946)
Changes in controlling ownership interest			171,542
Deconsolidation	1,216,007	809,692	2,404,822
Share-based compensation (Note 16)	529,600	876,995	1,162,066
Net income (loss)	(3,249,840)	(6,388,746)	(9,563,735)
Balance, Ending	(10,731,223)	(9,226,990)	(4,524,931)
Investment Advisory Services
Noncontrolling Interest [Line Items]
Balance, Beginning
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest
Deconsolidation
Share-based compensation (Note 16)
Net income (loss)
Balance, Ending
Institution Subscription services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest
Deconsolidation
Share-based compensation (Note 16)
Net income (loss)
Balance, Ending
Rifa Financial Holdings Brokerage services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning	891,919	155,057	(227,266)
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest
Deconsolidation			105,953
Share-based compensation (Note 16)
Net income (loss)	729,465	736,862	276,370
Balance, Ending	1,621,384	891,919	155,057
Other [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest
Deconsolidation
Share-based compensation (Note 16)
Net income (loss)
Balance, Ending
Non Controlling Interest
Noncontrolling Interest [Line Items]
Balance, Beginning	(8,335,071)	(4,369,874)	11,191,054
Dividends paid to noncontrolling shareholders			(10,117,946)
Changes in controlling ownership interest			171,542
Deconsolidation	1,216,007	809,692	2,510,775
Share-based compensation (Note 16)	529,600	876,995	1,162,066
Net income (loss)	(2,520,375)	(5,651,884)	(9,287,365)
Balance, Ending	$ (9,109,839)	$ (8,335,071)	$ (4,369,874)